CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 12B1):
Services	$ 10,103	$ 18,562	$ 34,036
Products	521	2,909	7,936
Total revenues	10,624	21,471	41,972
Cost of revenues:
Services	6,989	15,820	28,492
Products	63	142	256
Total cost of revenues	7,052	15,962	28,748
Gross profit	3,572	5,509	13,224
Research and development costs	691	3,056	5,175
Selling, general, and administrative expenses	8,685	15,717	26,767
Loss (Gain) on sales of subsidiaries and AppBuilder	(1,195)	4,063	3,989
Goodwill impairment		9,632	13,185
Operating loss	(4,609)	(26,959)	(35,892)
Financial expenses, net (Note 12B3)	5,358	1,121	802
Other income, net	(580)
Loss before taxes on income	(9,387)	(28,080)	(36,694)
Taxes on income (benefit)	221	3,272	(276)
Loss from continuing operation	(9,608)	(31,352)	(36,418)
Net loss from discontinued operation (Note 13)	1,469	1,115	1,731
Net loss	(11,077)	(32,467)	(38,149)
Net income attributable to noncontrolling interest	351	(91)	55
Net loss attributable to BluePhoenix	$ (11,428)	$ (32,376)	$ (38,204)
Net loss per share - basic and diluted:
From continued operation	$ (1.26)	$ (5.08)	$ (6.19)
From discontinued operation, basic and diluted	$ (0.19)	$ (0.18)	$ (0.30)
Attributable to the shareholders	(1.45)	(5.26)	(6.49)
Weighted average shares outstanding, basic and diluted	7,897	6,158	5,889